Income taxes - Tax Rate Reconciliation (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
(Loss)/Income before taxes	SFr (159,588)	SFr (24,441)	SFr 3,147
Expected tax rate	19.70%	19.70%	19.70%
Expected tax expense	SFr (31,439)	SFr (4,815)	SFr 620
Income and expenses not subject to tax, net	(0.20%)	0.70%	6.40%
Income and expenses not subject to tax, net	SFr 280	SFr (167)	SFr 201
Effects of (de-)recognition of tax losses	(0.40%)	0.00%	0.00%
Effects of (de-)recognition of tax losses	SFr (565)	SFr 0	SFr 0
Local actual tax rate different to On’s expected average tax rate	(0.60%)	(3.10%)	(1.10%)
Local actual tax rate different to On’s expected average tax rate	SFr 963	SFr 759	SFr (34)
Non-deductible expenses	(25.40%)	(30.50%)	117.90%
Non-deductible expenses	SFr (40,590)	SFr (7,444)	SFr (3,711)
Prior year adjustments and other items, net	0.20%	0.60%	6.90%
Prior year adjustments and other items, net	SFr (318)	SFr (139)	SFr 218
Effective tax rate	(6.70%)	(12.60%)	146.80%
Income taxes	SFr 10,640	SFr 3,083	SFr 4,620